Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consist of the following:
	December 31, 2022	December 31, 2021
Accrued payroll	$790,815	$455,442
Dividends due to former shareholders of Zhejiang Jingyuxin(1)	172,534	186,737
Other current liabilities	373,619	513,724
	$1,336,968	$1,155,903

(1)      The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.